UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust
(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006
(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741
(Name and address of agent for service)

(855) 713-3837

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Siren ETF Trust

Siren DIVCON Leaders Dividend ETF (LEAD)

Siren DIVCON Dividend Defender ETF (DFND)

Siren Nasdaq NexGen Economy ETF (BLCN)

ANNUAL REPORT

March 31, 2024

Siren ETF Trust

Table of Contents

Shareholder Letter	2
Fund Performance	4
Siren DIVCON Leaders Dividend ETF	4
Siren DIVCON Dividend Defender ETF	6
Siren Nasdaq NexGen Economy ETF	8
Schedules of Investments	10
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	30
Report of Independent Registered Public Accounting Firm	40
Expense Example	41
Trustees and Officers of the Trust	43
Additional Information	45
Qualified Dividend Income/Dividends Received Deduction	45
Short Term Cap Gains	45

Siren ETF Trust

Shareholder Letter

(Unaudited)

To my fellow shareholders,

Thank you for being a part of our Siren ETF Trust and trusting our ETFs with your investment decisions.

It was another volatile year for the Siren ETF Trust (“Siren” or “Trust”), with an extended correction and bear market and the continuation of “crypto winter” highlighted by massive news events in the crypto space, impacting the Siren Nasdaq NexGen Economy ETF (“BLCN”), and rampant inflation and sell offs for the overall indices impacting Siren DIVCON Leaders Dividend ETF (“LEAD”) and Siren DIVCON Dividend Defender ETF (“DFND”) (each a “Fund” or “ETF”). We greatly appreciate you staying with our funds through the turmoil, so again, Thank You for your trust and investment.

I am very pleased to report that all three Funds were up double digits for the fiscal year. The best performer in the Siren suite of products was BLCN, with April 1, 2023 to March 31, 2024 performance being up approximately 30.69% (based on BLCN’s NAV price), as compared to the MSCI ACWI Total Return Index being up 23.22% for the same time period. BLCN’s assets under management (“AUM”) were fairly flat for the year, entering and closing the year around $80 million, due to net redemptions throughout the year.

As discussed in prior shareholder letters, BLCN does not invest directly into cryptocurrency. Rather, it may invest a portion of its assets in companies operating in that space. One of our goals is to flatten out the day-to-day roller-coaster ride of crypto by investing in companies based on their exposure to blockchain as a technology and not just focusing on the crypto aspects of blockchain. However, crypto events still may impact BLCN. For example, the 52-week high on BLCN was March 15, 2024 at $28.52/share during the run-up to the latest Bitcoin halving event. It should also be noted that a number of the smaller crypto-related companies were removed from BLCN’s underlying index over the last fiscal year, which we believe provides the opportunity for stronger long-term performance. Inflation continues to be sticky, and while the Federal Reserve could be done raising rates, inflationary data continues to weigh on the overall markets, and crypto-related stocks can be particularly sensitive to those inflation numbers.

DFND was up 20.25% (based on DFND’s NAV price) during the period April 1, 2023 to March 31, 2024, as compared to the S&P 500 Total Return Index, which was up 29.88% during the same period. While the long component of DFND’s portfolio tracked the returns of the underlying index, the short positions, which consist of mostly energy and financial stocks, slightly outperformed the index as those sectors struggled during the year as energy demand and pricing softened and inflation concerns put a damper on the others. While DFND had a positive annual return, there were net overall redemptions that led to DFND’s AUM being rather stagnant year-over-year.

LEAD began the fiscal year at $42.47 million in AUM and finished at $57.78 million in AUM, with positive performance of 25.86% (based on LEAD’s NAV price) during the period April 1, 2023 to March 31, 2024 as compared to the S&P 500 Total Return Index’s returns of positive 29.88% for the same period. The LEAD portfolio continues to reflect a combination of large cap securities that are not heavily weighted in the broad indices and allow the fund to trade with less effect from major index movement. While the yield on the fund fell from 1.13% to 1.08%, the total return component allowed us to outperform the S&P 500 Total Return Index. We continue to believe LEAD’s the total return potential differentiates LEAD from its competitors, and we are in the process of planning a marketing campaign around the Fund.

In determining the portfolio allocation for LEAD, the Fund’s underlying index ranks securities by those having the highest probability of increasing their dividends within the following year according to the index’s methodology (dividend growers). In that regard, the index has not included certain dividend growers that would have contributed more positively to LEAD’s yield. We are pleased with the price performance of LEAD, the fact that many of the underlying securities are not heavily weighted in the broad indices really provides the opportunity for investors seeking agnostic dividend growers without being closely tied to the ups and downs of the overall market. We see this differentiator as being a large long term positive for our growth, and while we hope to see the Fund’s yield grow, we will also strive to continue to provide positive price growth.

Siren continues to have a philosophy of “lean and mean”, where we seek to avoid extraneous expenses and costs with a focus on product design and affordability for the shareholder. Siren was founded as a firm where the shareholder benefit would be the number one concern and focus. That focus at this moment is a combination of growth and performance within our current suite of funds and to also bring other ETFs into the Siren universe as we strive to offer investors a wide array of thematic and broad-based exposure products to assist in their financial planning goals

Siren ETF Trust

Shareholder Letter

(Unaudited) (Continued)

Thank you for trusting us with your assets for another year, and I look forward to sharing many more smiles and news with you in my next letter.

Regards,

Scott Freeze
President
Siren ETF Trust

Must be preceded or accompanied by a current prospectus.

Siren DIVCON Leaders Dividend ETF

Fund Performance

As of March 31, 2024 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2024
Fund	1 Year	5 Years	Since Inception (January 6, 2016)
NAV Return	25.86%	16.01%	14.53%
Market Price Return	25.98%	16.02%	14.53%
Indices
Siren DIVCON Leaders Dividend Index (1)	27.86%	17.37%	15.60%
S&P 500 Total Return Index (2)	29.88%	15.05%	14.40%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. The table and graph above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

On November 23, 2020, the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

The performance data quoted represents past performance. Past performance is no guarantee of future results and investment return, and principal value of the Fund will fluctuate so that shares when sold may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For the most current month-end performance data, please call 855-713-3837. Market price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern time and do not represent the returns an investor would receive if shares were traded at other times. Shares may trade at a premium or discount to the Fund’s net asset value (“NAV”). Returns over one year are annualized. ETF shares are bought and sold at market price (not NAV) and are not individually redeemed from the fund. Investors buy and sell shares on a secondary market.

Siren DIVCON Leaders Dividend ETF

Fund Performance (Continued)

As of March 31, 2024 (Unaudited)

Investors cannot invest directly in an index.

(1)

The Index invests in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	The S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. The S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren DIVCON Dividend Defender ETF

Fund Performance

As of March 31, 2024 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2024
Fund	1 Year	5 Years	Since Inception (January 14, 2016)
NAV Return	20.25%	8.56%	7.71%
Market Price Return	20.35%	8.57%	7.71%
Indices
Siren DIVCON Dividend Defender Index (1)	17.87%	9.06%	8.22%
S&P 500 Total Return Index (2)	29.88%	15.05%	15.34%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. The table and graph above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

On November 23, 2020, the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

The performance data quoted represents past performance. Past performance is no guarantee of future results and investment return, and principal value of the Fund will fluctuate so that shares when sold may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For the most current month-end performance data, please call 855-713-3837. Market price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern time and do not represent the returns an investor would receive if shares were traded at other times. Shares may trade at a premium or discount to the Fund’s net asset value (“NAV”). Returns over one year are annualized. ETF shares are bought and sold at market price (not NAV) and are not individually redeemed from the fund. Investors buy and sell shares on a secondary market.

Siren DIVCON Dividend Defender ETF

Fund Performance (Continued)

As of March 31, 2024 (Unaudited)

Investors cannot invest directly in an index.

(1)

The Index invests 75% in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. The remaining 25% of the Index takes a short position in companies with the highest probability of cutting their dividends in the next 12 months based on their DIVCON ratings. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	The S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. The S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren Nasdaq NexGen Economy ETF

Fund Performance

As of March 31, 2024 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2024
Fund	1 Year	5 Years	Since Inception (January 17, 2018)
NAV Return	30.69%	5.01%	3.38%
Market Price Return	32.53%	5.27%	3.60%
Indices
Siren NASDAQ Blockchain Economy Index (1)	50.95%	17.44%	13.06%
MSCI ACWI Total Return Index (2)	23.22%	10.92%	8.19%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. The table and graph above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

On November 23, 2020, the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

The performance data quoted represents past performance. Past performance is no guarantee of future results and investment return, and principal value of the Fund will fluctuate so that shares when sold may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For the most current month-end performance data, please call 855-713-3837. Market price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern time and do not represent the returns an investor would receive if shares were traded at other times. Shares may trade at a premium or discount to the Fund’s net asset value (“NAV”). Returns over one year are annualized. ETF shares are bought and sold at market price (not NAV) and are not individually redeemed from the fund. Investors buy and sell shares on a secondary market.

Siren Nasdaq NexGen Economy ETF

Fund Performance (Continued)

As of March 31, 2024 (Unaudited)

Investors cannot invest directly in an index.

(1)

The Index was created through a partnership between Reality Shares, Inc. and Nasdaq, and constitutes the joint research, analysis and investigation of both groups on the emerging development of blockchain technology. The Index is designed to measure the returns of companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their use or for use by others.

(2)	The MSCI ACWI Total Return Index captures large and mid-cap representation across 23 developed markets and 24 emerging markets countries. One cannot invest directly in an index.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

March 31, 2024

Number of Shares		Value
	COMMON STOCKS — 99.9%
	Communications — 1.3%
16,859	Comcast Corp. - Class A	$730,838

	Consumer Discretionary — 5.2%
5,375	D.R. Horton, Inc.	884,456
4,076	McDonald’s Corp.	1,149,229
8,178	PulteGroup, Inc.	986,430
		3,020,115
	Consumer Staples — 7.8%
3,028	Costco Wholesale Corp.	2,218,403
7,188	Lamb Weston Holdings, Inc.	765,738
3,797	The Hershey Co.	738,517
4,697	The Procter & Gamble Co.	762,088
		4,484,746
	Energy — 1.6%
4,592	Marathon Petroleum Corp.	925,288

	Financials — 13.7%
2,244	Aon PLC - Class A	748,868
9,563	Brown & Brown, Inc.	837,144
3,899	Cboe Global Markets, Inc.	716,363
3,098	Chubb Ltd.	802,785
3,054	CME Group, Inc.	657,496
5,813	Globe Life, Inc.	676,459
3,601	Marsh & McLennan Companies, Inc.	741,734
2,968	Mastercard, Inc. - Class A	1,429,300
4,747	Visa, Inc. - Class A	1,324,793
		7,934,942
	Industrials — 28.9%(a)
9,453	A O Smith Corp.	845,665
6,548	Allegion PLC	882,081
2,083	Cintas Corp.	1,431,083
3,120	Cummins, Inc.	919,308
3,088	Eaton Corp. PLC	965,556
11,880	Fastenal Co.	916,423
3,596	Honeywell International, Inc.	738,079
3,836	Hubbell, Inc.	1,592,132
3,034	Illinois Tool Works, Inc.	814,113
5,617	Jacobs Solutions, Inc.	863,501
1,599	Lockheed Martin Corp.	727,337
2,990	Nordson Corp.	820,875
5,610	Old Dominion Freight Line, Inc.	1,230,329
2,546	Rockwell Automation, Inc.	741,726
5,702	Snap-on, Inc.	1,689,047
1,492	W.W. Grainger, Inc.	1,517,812
		16,695,067
	COMMON STOCKS — 99.9% (Continued)
	Materials — 8.6%
5,682	Albemarle Corp.	$748,547
1,767	Linde PLC	820,453
2,495	Martin Marietta Materials, Inc.	1,531,781
6,936	PPG Industries, Inc.	1,005,026
2,569	The Sherwin-Williams Co.	892,291
		4,998,098
	Technology — 32.8%(a)
3,513	Accenture PLC - Class A	1,217,641
4,215	Analog Devices, Inc.	833,685
3,893	Apple, Inc.	667,572
4,947	Applied Materials, Inc.	1,020,220
1,325	Broadcom, Inc.	1,756,168
3,642	Broadridge Financial Solutions, Inc.	746,100
5,826	CDW Corporation of Delaware	1,490,174
14,624	Cisco Systems, Inc.	729,884
2,530	FactSet Research Systems, Inc.	1,149,607
1,318	Intuit, Inc.	856,700
2,171	KLA Corp.	1,516,595
9,116	Microchip Technology, Inc.	817,796
1,949	Microsoft Corp.	819,983
2,010	Monolithic Power Systems, Inc.	1,361,614
1,895	Moody’s Corp.	744,792
2,213	Motorola Solutions, Inc.	785,571
2,254	MSCI, Inc.	1,263,254
4,911	Verisk Analytics, Inc.	1,157,670
		18,935,026
	TOTAL COMMON STOCKS (Cost $48,263,451)	57,724,120

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments (Continued)

March 31, 2024

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.1%
40,574	Money Market Funds — 0.1%
	First American Government Obligations Fund, 5.24%(b)	$40,574
	TOTAL SHORT-TERM INVESTMENTS (Cost $40,574)	40,574

	TOTAL INVESTMENTS — 100.0% (Cost $48,304,025)	57,764,694

	Other Assets in Excess of Liabilities — 0.0%(c)	20,554

	TOTAL NET ASSETS — 100.0%	$57,785,248

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

Summary of Schedule of Investments

March 31, 2024 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	32.8%
Industrials	28.9
Financials	13.7
Materials	8.6
Consumer Staples	7.8
Consumer Discretionary	5.2
Energy	1.6
Communications	1.3
Total Common Stocks	99.9
Total Short-Term Investments	0.1
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0(a)
Total Net Assets	100.0%

(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

March 31, 2024

Number of Shares		Value
	COMMON STOCKS — 90.3%
	Communications — 1.3%
3,107	Comcast Corp. - Class A	$134,688

	Consumer Discretionary — 5.6%
989	D.R. Horton, Inc.	162,740
813	McDonald’s Corp.	229,225
1,702	PulteGroup, Inc.	205,295
		597,260
	Consumer Staples — 6.8%
143	Costco Wholesale Corp.	104,766
1,750	Lamb Weston Holdings, Inc.	186,428
939	The Hershey Co.	182,636
1,500	The Procter & Gamble Co.	243,374
		717,204
	Energy — 2.8%
1,467	Marathon Petroleum Corp.	295,601

	Financials — 13.4%
444	Aon PLC - Class A	148,172
2,143	Brown & Brown, Inc.	187,598
699	Cboe Global Markets, Inc.	128,427
535	Chubb Ltd.	138,635
612	CME Group, Inc.	131,757
945	Globe Life, Inc.	109,970
604	Marsh & McLennan Companies, Inc.	124,412
371	Mastercard, Inc. - Class A	178,662
958	Visa, Inc. - Class A	267,359
		1,414,992
	Industrials — 26.7%(a)
1,653	A O Smith Corp.	147,877
1,181	Allegion PLC	159,093
330	Cintas Corp.	226,720
633	Cummins, Inc.	186,513
531	Eaton Corp. PLC	166,033
1,517	Fastenal Co.	117,021
694	Honeywell International, Inc.	142,444
317	Hubbell, Inc.	131,571
697	Illinois Tool Works, Inc.	187,026
1,111	Jacobs Solutions, Inc.	170,794
420	Lockheed Martin Corp.	191,045
955	Nordson Corp.	262,186
436	Old Dominion Freight Line, Inc.	95,619
632	Rockwell Automation, Inc.	184,121
	COMMON STOCKS — 90.3% (Contiuned)
	Industrials — 26.7%(a) (Contiuned)
818	Snap-on, Inc.	$242,308
211	W.W. Grainger, Inc.	214,650
		2,825,021
	Materials — 9.7%
1,086	Albemarle Corp.	143,070
292	Linde PLC	135,581
483	Martin Marietta Materials, Inc.	296,533
1,576	PPG Industries, Inc.	228,362
639	The Sherwin-Williams Co.	221,944
		1,025,490
	Technology — 24.0%(a)
103	Accenture PLC - Class A	35,701
710	Analog Devices, Inc.	140,431
461	Apple, Inc.	79,052
942	Applied Materials, Inc.	194,269
55	Broadcom, Inc.	72,898
363	Broadridge Financial Solutions, Inc.	74,364
2,849	Cisco Systems, Inc.	142,194
494	FactSet Research Systems, Inc.	224,469
122	Intuit, Inc.	79,300
414	KLA Corp.	289,208
2,911	Microchip Technology, Inc.	261,146
259	Microsoft Corp.	108,966
251	Monolithic Power Systems, Inc.	170,032
423	Moody’s Corp.	166,252
416	Motorola Solutions, Inc.	147,672
241	MSCI, Inc.	135,068
940	Verisk Analytics, Inc.	221,586
		2,542,608
	TOTAL COMMON STOCKS (Cost $7,970,434)	9,552,864

	SHORT-TERM INVESTMENTS — 9.5%
	Money Market Funds — 9.5%
1,002,799	First American Government Obligations Fund, 5.24%(b)	1,002,799
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,002,799)	1,002,799

	TOTAL INVESTMENTS — 99.8% (Cost $8,973,233)	10,555,663

	Other Assets in Excess of Liabilities — 0.2%	16,555

	TOTAL NET ASSETS — 100.0%	$10,572,218

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

March 31, 2024 (Continued)

Number of Shares		Value
	SECURITIES SOLD SHORT
	COMMON STOCKS — (25.6)%
	Communications — (3.9)%
(10,847)	AT&T, Inc.	$(190,907)
(6,784)	News Corp. - Class B	(183,575)
(3,248)	Paramount Global - Class B	(38,229)
		(412,711)
	Consumer Discretionary — (3.8)%
(23,953)	Ford Motor Co.	(318,096)
(5,960)	VF Corp.	(91,426)
		(409,522)
	Energy — (2.8)%
(4,015)	APA Corp.	(138,036)
(3,144)	Devon Energy Corp.	(157,766)
		(295,802)
	Industrials — (1.9)%
(6,971)	Southwest Airlines Co.	(203,483)

	Materials — (6.0)%
(4,744)	Freeport-McMoRan, Inc.	(223,063)
(4,495)	International Paper Co.	(175,395)
(4,707)	Westrock Co.	(232,761)
		(631,219)
	Technology — (2.0)%
(4,763)	Intel Corp.	(210,382)

	Utilities — (5.2)%
(9,395)	CenterPoint Energy, Inc.	(267,664)
(5,797)	Dominion Energy, Inc.	(285,154)
		(552,818)
	TOTAL COMMON STOCKS (Proceeds $2,567,008)	(2,715,937)

	TOTAL SECURITIES SOLD SHORT — (25.6)% (Proceeds $2,567,008)	(2,715,937)

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

Summary of Schedule of Investments

March 31, 2024 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Industrials	26.7%
Technology	24.0
Financials	13.4
Materials	9.7
Consumer Staples	6.8
Consumer Discretionary	5.6
Energy	2.8
Communications	1.3
Total Common Stocks	90.3
Total Short-Term Investments	9.5
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Total Net Assets	100.0%

Securities Sold Short
Materials	(6.0)%
Utilities	(5.2)
Communications	(3.9)
Consumer Discretionary	(3.8)
Energy	(2.8)
Technology	(2.0)
Industrials	(1.9)
Total Securities Sold Short	(25.6)%

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

March 31, 2024

Number of Shares		Value
	COMMON STOCKS — 98.6%
	Communications — 9.2%
15,694	Baidu, Inc. - ADR(a)	$1,652,264
69,183	Digital Garage, Inc.	1,499,011
97,945	GMO Internet, Inc.	1,768,289
2,439	Meta Platforms, Inc. - Class A	1,184,330
1,974	Swisscom AG	1,206,923
		7,310,817
	Consumer Discretionary — 7.6%
22,259	Alibaba Group Holding Ltd. - ADR	1,610,661
44,631	Beyond, Inc.(a)	1,602,699
56,644	JD.com, Inc. - ADR	1,551,479
230,282	Rakuten Group, Inc.(a)	1,302,163
		6,067,002
	Consumer Staples — 1.4%
18,628	Walmart, Inc.	1,120,847

	Financials — 35.8%(b)
6,536	American Express Co.	1,488,182
1,485	BlackRock, Inc.	1,238,045
11,515	Coinbase Global, Inc. - Class A(a)	3,052,856
28,903	Customers Bancorp, Inc.(a)	1,533,593
4,922	Deutsche Boerse AG	1,007,064
132,151	Galaxy Digital Holdings Ltd.(a)	1,411,705
9,672	Intercontinental Exchange, Inc.	1,329,223
8,386	JPMorgan Chase & Co.	1,679,716
3,387	Mastercard, Inc. - Class A	1,631,078
23,826	Nasdaq, Inc.	1,503,421
107,653	NU Holdings Ltd. - Class A(a)	1,284,300
23,331	PayPal Holdings, Inc.(a)	1,562,944
62,379	Plus500 Ltd.	1,421,104
73,383	Robinhood Markets, Inc. - Class A(a)	1,477,200
60,988	SBI Holdings, Inc.	1,593,391
23,000	The Bank of New York Mellon Corp.	1,325,260
3,022	The Goldman Sachs Group, Inc.	1,262,259
5,424	Visa, Inc. - Class A	1,513,730
117,515	WisdomTree Investments, Inc.	1,079,963
		28,395,034
	Industrials — 3.2%
12,155	Hitachi Ltd.	1,104,453
7,304	Siemens AG	1,394,435
		2,498,888
	Technology — 41.4%(b)
4,647	Accenture PLC - Class A	1,610,697
7,241	Advanced Micro Devices, Inc.(a)	1,306,928
20,468	Block, Inc.(a)	1,731,183
7,289	Broadridge Financial Solutions, Inc.	1,493,225
	COMMON STOCKS — 98.6% (Continued)
	Technology — 41.4%(b) (Continued)
739,303	Canaan, Inc. - ADR(a)	$1,123,741
30,667	Cisco Systems, Inc.	1,530,590
66,258	Cleanspark, Inc.(a)	1,405,332
81,400	Fujitsu Ltd.	1,299,937
86,943	Hewlett Packard Enterprise Co.	1,541,499
68,312	Infosys Ltd. - ADR	1,224,834
9,141	International Business Machines Corp.	1,745,565
63,978	Marathon Digital Holdings, Inc.(a)	1,444,623
7,198	Micron Technology, Inc.	848,572
3,863	Microsoft Corp.	1,625,241
1,828	MicroStrategy, Inc. - Class A(a)	3,115,936
92,052	NTT Data Corp.	1,456,061
1,747	NVIDIA Corp.	1,578,519
12,156	Oracle Corp.	1,526,915
627	Samsung Electronics Co. Ltd. - GDR	932,349
9,026	SAP SE - ADR	1,760,341
9,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,262,680
7,451	Texas Instruments, Inc.	1,298,039
		32,862,807
	TOTAL COMMON STOCKS (Cost $64,960,968)	78,255,395

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

March 31, 2024 (Continued)

Number of Shares		Value
	SHORT—TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
167,775	First American Government Obligations Fund, 5.24%(c)	$167,775
	TOTAL SHORT—TERM INVESTMENTS (Cost $167,775)	167,775

	TOTAL INVESTMENTS — 98.8% (Cost $65,128,743)	78,423,170

	Other Assets in Excess of Liabilities — 1.2%	952,607

	TOTAL NET ASSETS — 100.0%	$79,375,777

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

GDR - Global Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

Summary of Schedule of Investments

March 31, 2024 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	41.4%
Financials	35.8
Communications	9.2
Consumer Discretionary	7.6
Industrials	3.2
Consumer Staples	1.4
Total Common Stocks	98.6
Total Short-Term Investments	0.2
Total Investments	98.8
Other Assets in Excess of Liabilities	1.2
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Assets and Liabilities

March 31, 2024

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
ASSETS:
Investments at cost	$48,304,025	$8,973,233	$65,128,743
Foreign currency at cost	$—	$—	$16,681
Investments at value	$57,764,694	$10,555,663	$78,423,170
Foreign currency at value	—	—	16,669
Cash	2,456	3,450	3,519
Cash held at broker for securities sold short	—	2,721,657	—
Receivable for investments sold	—	—	3,692,052
Interest and dividends receivable	38,891	18,925	411,663
Total assets	57,806,041	13,299,695	82,547,073

LIABILITIES:
Securities sold short, proceeds		$2,567,008
Securities sold short, at value	—	2,715,937	—
Payable for investments purchased	—	—	3,124,854
Payable to Adviser	20,793	7,602	46,442
Dividends and interest payable on securities sold short	—	3,938	—
Total liabilities	20,793	2,727,477	3,171,296

Net Assets	$57,785,248	$10,572,218	$79,375,777

NET ASSETS CONSIST OF:
Paid in capital	$49,906,273	$14,523,124	$176,170,672
Total distributable earnings (loss)	7,878,975	(3,950,906)	(96,794,895)
Net Assets	$57,785,248	$10,572,218	$79,375,777

Shares issued and outstanding, $0 par value, unlimited shares authorized	875,000	255,060	2,850,000
Net Asset Value, Redemption Price and Offering Price Per Share	$66.04	$41.45	$27.85

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Operations

For the Year Ended March 31, 2024

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
INVESTMENT INCOME:
Dividend income	$735,919	$142,632	$903,084
Interest income	38,137	251,316	93,375
Foreign withholding tax	(780)	—	(63,146)
Total investment income	773,276	393,948	933,313

EXPENSES:
Investment advisory fees	202,497	96,391	489,026
Dividends on securities sold short	—	85,198	—
Borrowing fees on securities sold short	—	240	—
Total expenses	202,497	181,829	489,026
Net Investment Income	570,779	212,119	444,287

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,171,402	212,575	(590,903)
In-Kind Redemptions	955,427	397,792	7,626,905
Securities sold short	—	89,504	—
Foreign currency transactions	—	—	(88,546)
Change in net unrealized appreciation/(depreciation) on:
Investments	8,297,721	1,275,717	11,794,266
Securities sold short	—	(138,639)	—
Foreign currency translations	—	—	3,218

Net Realized and Unrealized Gain on Investments	10,424,550	1,836,949	18,744,940

Net Increase in Net Assets Resulting from Operations	$10,995,329	$2,049,068	$19,189,227

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

	Siren DIVCON Leaders Dividend ETF		Siren DIVCON Dividend Defender ETF
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
OPERATIONS:
Net investment income	$570,779	$522,826	$212,119	$172,094
Net realized gain (loss) on:
Investments	1,171,402	(2,272,259)	212,575	(715,190)
In-Kind Redemptions	955,427	473,123	397,792	(59,341)
Securities sold short	—	—	89,504	(2,153,342)
Change in net unrealized appreciation/(depreciation) on:
Investments	8,297,721	(807,421)	1,275,717	(1,235,776)
Securities sold short	—	—	(138,639)	2,405,062
Net increase (decrease) in net assets resulting from operations	10,995,329	(2,083,731)	2,049,068	(1,586,493)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(574,220)	(536,750)	(208,845)	(166,759)
Net decrease in net assets resulting from distributions paid	(574,220)	(536,750)	(208,845)	(166,759)

CAPITAL SHARE TRANSACTIONS:
Shares sold	10,424,968	3,896,518	960,295	—
Shares redeemed	(5,530,620)	(15,100,190)	(5,584,463)	(18,326,930)
Transaction fees	—	—	488	6,332
Net increase (decrease) in net assets resulting from capital share transactions	4,894,348	(11,203,672)	(4,623,680)	(18,320,598)

Total Increase (Decrease) in Net Assets	15,315,457	(13,824,153)	(2,783,457)	(20,073,850)

NET ASSETS:
Beginning of Year	42,469,791	56,293,944	13,355,675	33,429,525
End of Year	$57,785,248	$42,469,791	$10,572,218	$13,355,675

TRANSACTIONS IN SHARES:
Shares sold	175,000	75,000	25,000	—
Shares redeemed	(100,000)	(300,000)	(150,000)	(525,000)
Net increase (decrease) in shares outstanding	75,000	(225,000)	(125,000)	(525,000)

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

(Continued)

	Siren Nasdaq NexGen Economy ETF
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
OPERATIONS:
Net investment income	$444,287	$1,150,293
Net realized gain (loss) on:
Investments	(590,903)	(79,879,708)
In-Kind Redemptions	7,626,905	3,596,379
Foreign currency transactions	(88,546)	(79,378)
Change in net unrealized appreciation/(depreciation) on:
Investments	11,794,266	(523,736)
Foreign currency translations	3,218	(9,137)
Net increase (decrease) in net assets resulting from operations	19,189,227	(75,745,287)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(512,224)	(1,277,363)
Net decrease in net assets resulting from distributions paid	(512,224)	(1,277,363)

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,895,775	8,072,865
Shares redeemed	(26,137,998)	(44,923,610)
Transaction fees	5,811	5,601
Net decrease in net assets resulting from capital share transactions	(19,236,412)	(36,845,144)

Total Decrease in Net Assets	(559,409)	(113,867,794)

NET ASSETS:
Beginning of Year	79,935,186	193,802,980
End of Year	$79,375,777	$79,935,186

TRANSACTIONS IN SHARES:
Shares sold	250,000	325,000
Shares redeemed	(1,125,000)	(1,800,000)
Net decrease in shares outstanding	(875,000)	(1,475,000)

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Siren DIVCON Leaders Dividend ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net Asset Value, Beginning of Period	$53.09	$54.92	$49.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.70	0.62	0.45
Net realized and unrealized gain (loss) on investments	12.94	(1.80)	5.89
Total Income (Loss) from Investment Operations	13.64	(1.18)	6.34

LESS DISTRIBUTIONS:
From net investment income	(0.69)	(0.65)	(0.42)
From net realized gain on investments	—	—	(0.67)
Total Distributions	(0.69)	(0.65)	(1.09)

Net Asset Value, End of Period	$66.04	$53.09	$54.92

Total Return
Net Asset Value(4)	25.86%	(2.01%)	12.68%
Market Value(5)	25.98%	(2.22%)	12.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,785	$42,470	$56,294
Ratio of expenses to average net assets	0.43%	0.43%	0.43%
Ratio of net investment income to average net assets	1.21%	1.23%	0.81%
Portfolio turnover rate(8)	65.19%	53.66%	66.42%

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than 0.001.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.
(9)	During the year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
$42.71		$36.27	$31.76

0.21		0.37	0.50
7.00		6.46	4.51
7.21		6.83	5.01

(0.25)		(0.39)	(0.50)
—		—	—	(3)
(0.25)		(0.39)	(0.50)

$49.67		$42.71	$36.27

16.91	%(6)	18.98%	15.95%
17.39	%(6)

$39,737		$35,238	$31,735
0.43	%(7)	0.43%	0.43%
1.09	%(7)	0.92%	1.50%
47.34	%(6)(9)	1.81%	65.52	%(9)

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Year Ended March 31, 2024		For the Year Ended March 31, 2023		For the Year Ended March 31, 2022
Net Asset Value, Beginning of Period	$35.14		$36.94		$36.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.70		0.28		(0.19)
Net realized and unrealized gain (loss) on investments	6.36		(1.69)		1.05
Total Income (Loss) from Investment Operations	7.06		(1.41)		0.86

LESS DISTRIBUTIONS:
From net investment income	(0.75)		(0.39)		—
Total Distributions	(0.75)		(0.39)		—

Net Asset Value, End of Period	$41.45		$35.14		$36.94

Total Return
Net Asset Value(3)	20.25%		(3.77%)		2.37%
Market Value(4)	20.35%		(3.43%)		2.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,572		$13,356		$33,430
Ratio of expenses to average net assets:
Before waivers	1.60	%(6)	1.84	%(6)	1.74	%(6)
Net of waivers	1.60	%(9)	1.70	%(9)	1.65	%(9)
Ratio of net investment income (loss) to average net assets:
Before waivers	1.87	%(6)	0.67	%(6)	(0.58	%)(6)
Net of waivers	1.87	%(9)	0.81	%(9)	(0.49	%)(9)
Portfolio turnover rate(10)	98.92%		62.40	%(11)	54.66	%(11)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Per share net investment income (loss) has been calculated using the daily average share method.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(5)	Not annualized.
(6)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.21% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.19% and 0.70%, respectively. For the year ended March 31, 2023, interest expense (borrowing fees) and dividend expense were 0.37% and 0.62%, respectively. For the year ended March 31, 2024, interest expense (borrowing fees) and dividend expense were 0.00% and 0.75%, respectively.

(7)	Annualized.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
$35.19		$30.63		$27.54

(0.02)		(0.22)		0.26
0.91		4.85		3.09
0.89		4.63		3.35

—		(0.07)		(0.26)
—		(0.07)		(0.26)

$36.08		$35.19		$30.63

2.53	%(5)	15.12%		12.22%
2.36	%(5)

$37,163		$47,686		$6,126

1.60	%(6)(7)	1.64	%(8)	1.44	%(8)
1.49	%(7)(9)	1.64	%(8)	1.44	%(8)

(0.27	%)(6)(7)	(0.65	%)(8)	0.89	%(8)
(0.16	%)(7)(9)	(0.65	%)(8)	0.89	%(8)
75.16	%(5)(11)	23.34	%(12)	57.30	%(11)

(8)

Includes interest expense (borrowing fees), rebates and dividend expense associated with short sale transactions. For the year ended October 31, 2020, interest expense (borrowing fees) and dividend expense were 0.05% and 0.74%, respectively. For the year ended October 31, 2019, the rebate and dividend expense were (0.39%) and 0.59%, respectively.

(9)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.10% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.10% and 0.70%, respectively. For the year ended March 31, 2023, interest expense (borrowing fees) and dividend expense were 0.10% and 0.62%, respectively. For the year ended March 31, 2024, interest expense (borrowing fees) and dividend expense were 0.00% and 0.75%, respectively.

(10)	Portfolio turnover rate excludes securities received or delivered in-kind.
(11)	During the period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
(12)

Portfolio turnover rate excludes the purchase and sale of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020. If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Year Ended March 31, 2024		For the Year Ended March 31, 2023		For the Year Ended March 31, 2022
Net Asset Value, Beginning of Period	$21.46		$37.27		$47.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.14		0.25		0.24
Net realized and unrealized gain (loss) on investments	6.41		(15.78)		(10.66)
Total Income (Loss) from Investment Operations	6.55		(15.53)		(10.42)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.28)		(0.20)
Total Distributions	(0.16)		(0.28)		(0.20)

Net Asset Value, End of Period	$27.85		$21.46		$37.27

Total Return
Net Asset Value(3)	30.69%		(41.79%)		(21.82%)
Market Value(4)	32.53%		(41.50%)		(22.59%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$79,376		$79,935		$193,803
Ratio of expenses to average net assets	0.68%		0.68%		0.68%
Ratio of net investment income to average net assets	0.62%		0.98%		0.53%
Portfolio turnover rate(7)	338.75	%(8)	134.68	%(8)	70.65	%(8)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the NASDAQ Stock Market, LLC. Market value returns may vary from net asset value returns.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate excludes securities received or delivered in-kind.
(8)	During the fiscal year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
$33.08		$24.03	$21.19

0.12		0.29	0.34
14.83		8.97	2.86
14.95		9.26	3.20

(0.14)		(0.21)	(0.36)
(0.14)		(0.21)	(0.36)

$47.89		$33.08	$24.03

45.25	%(5)	38.81%	15.24%
45.76	%(5)

$301,688		$128,195	$67,277
0.68	%(6)	0.68%	0.68%
0.68	%(6)	1.01%	1.51%
37.54	%(5)	18.39%	20.72%

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Notes to Financial Statements

March 31, 2024

1.	Organization

Siren ETF Trust (the “Trust”) was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series (each a “Fund” or collectively the “Funds”). The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). As of the fiscal year ended March 31, 2024, the Trust consisted of three funds: the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NexGen Economy ETF. Each Fund is a diversified fund under the 1940 Act. SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Fund	Commencement of Operations Date
Siren DIVCON Leaders Dividend ETF	January 6, 2016
Siren DIVCON Dividend Defender ETF	January 14, 2016
Siren Nasdaq NexGen Economy ETF	January 17, 2018

On November 23, 2020, pursuant to an Agreement and Plan of Reorganization (the ‘‘Reorganization’’) previously approved by the Board of Trustees of Reality Shares Trust, the shareholders of each of the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares Nasdaq NexGen Economy ETF (the ‘‘Predecessor Funds’’) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of each Predecessor Fund were transferred into a corresponding series (the “Successor Funds”) of the Trust in exchange for shares of the corresponding Successor Fund. The following is a summary of the Reorganization:

Successor Fund	Predecessor Fund
Siren DIVCON Leaders Dividend ETF	Reality Shares DIVCON Leaders Dividend ETF
Siren DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Defender ETF
Siren Nasdaq NexGen Economy ETF	Reality Shares Nasdaq NexGen Economy ETF

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of each Successor Fund is the same as that of its Predecessor Fund. The Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to the Reorganization date. The Predecessor Funds’ fiscal year end of October 31, was also adopted by the Successor Funds. The Board elected to change the Successor Funds’ fiscal year end to March 31 from October 31.

2.	Share Transactions

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges. The shares of the Siren Nasdaq NexGen Economy ETF are principally listed and traded on the NASDAQ Stock Market. The shares of the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are principally listed and traded on the Cboe BZX Exchange. The market price of each Fund may be below, at, or above its net asset value per share (“NAV”).

Each Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. The Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in

Siren ETF Trust

Notes to Financial Statements

March 31, 2024 (Continued)

the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.

3.	Significant Accounting Policies

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distribution of Income and Gains: Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Cash Held at Broker for Securities Sold Short: Cash held at broker for securities sold short represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales. As of the fiscal year ended March 31, 2024, the Siren DIVCON Dividend Defender ETF had amounts due from one broker.

Siren ETF Trust

Notes to Financial Statements

March 31, 2024 (Continued)

Short Sales: A Fund may sell securities it does not own in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the fiscal year ended March 31, 2024, the Siren DIVCON Dividend Defender ETF engaged in short sale activity.

A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities – at the exchange rates prevailing at market close.

(2)	Purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Funds’ financial statements are stated in U.S. dollars.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it

Siren ETF Trust

Notes to Financial Statements

March 31, 2024 (Continued)

involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the fiscal period ended March 31, 2024.

4.	Securities Valuation

The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

If market quotations are not readily available or they are unreliable, securities are valued at fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs fair value determinations relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser has appointed an officer of the Adviser to carry out the Adviser’s responsibilities under Rule 2a-5 as valuation designee and has adopted policies and procedures in connection therewith.

The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index the Fund seeks to track. This may adversely affect a Fund’s ability to track its Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Siren ETF Trust

Notes to Financial Statements

March 31, 2024 (Continued)

●

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

Siren DIVCON Leaders Dividend ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$57,724,120	$—	$—	$57,724,120
Money Market Funds	40,574	—	—	40,574
Total Assets	$57,764,694	$—	$—	$57,764,694

Refer to the Schedule of Investments for industry classifications.

Siren DIVCON Dividend Defender ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$9,552,864	$—	$—	$9,552,864
Money Market Funds	1,002,799	—	—	1,002,799
Total Assets	$10,555,663	$—	$—	$10,555,663

Liabilities:
Common Stocks	$(2,715,937)	$—	$—	$(2,715,937)
Total Liabilities	$(2,715,937)	$—	$—	$(2,715,937)

Refer to the Schedule of Investments for industry classifications.

Siren Nasdaq NexGen Economy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$78,255,395	$—	$—	$78,255,395
Money Market Funds	167,775	—	—	167,775
Total Assets	$78,423,170	$—	$—	$78,423,170

Refer to the Schedule of Investments for industry classifications.

Siren ETF Trust

Notes to Financial Statements

March 31, 2024 (Continued)

5.	Investment Advisory and Other Agreements

Advisory Fee: Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Siren DIVCON Leaders Dividend ETF	0.43%
Siren DIVCON Dividend Defender ETF	0.85%
Siren Nasdaq NexGen Economy ETF	0.68%

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of March 31, 2024, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust and the Funds.

Foreside Financial Services, LLC serves as the Distributor of Creation Units for the Funds. The Distributor serves as the principal underwriter for shares of the Funds, and acts as the Funds’ Distributor in a continuous public offering of the Funds’ shares. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

6.	Related Parties

At March 31, 2024, certain Officers and Trustees of the Trust were also officers or employees of the Adviser.

Pursuant to an agreement between the Trust, on behalf of the Funds, and Foreside Financial Services, LLC, dba ACA Group, certain employees of Foreside Financial Services, LLC serve as Principal Financial Officer, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Funds. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Siren ETF Trust

Notes to Financial Statements

March 31, 2024 (Continued)

7.	Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2024, were as follows:

Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$31,061,229	$30,361,601
Siren DIVCON Dividend Defender ETF	$9,719,721	$8,804,619
Siren Nasdaq NexGen Economy ETF	$239,655,151	$241,873,705

The cost of in-kind purchases and the proceeds from in-kind redemptions for the fiscal year ended March 31, 2024, were as follows:

In-Kind Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$10,229,294	$5,472,084
Siren DIVCON Dividend Defender ETF	$1,183,396	$4,285,523
Siren Nasdaq NexGen Economy ETF	$6,673,365	$23,998,191

8.	Distributions to Shareholders and Other Income Tax Information

The tax character of distributions paid during the fiscal years ended March 31, 2024 and March 31, 2023, were as follows:

	Fiscal year ended March 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$574,220	$—	$—	$574,220
Siren DIVCON Dividend Defender ETF	208,845	—	—	208,845
Siren Nasdaq NexGen Economy ETF	512,224	—	—	512,224

	Fiscal year ended March 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$536,750	$—	$—	$536,750
Siren DIVCON Dividend Defender ETF	137,224	—	29,535	166,759
Siren Nasdaq NexGen Economy ETF	1,277,363	—	—	1,277,363

Siren ETF Trust

Notes to Financial Statements

March 31, 2024 (Continued)

At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) on investments, securities sold short, and currency for federal income tax cost purposes were as follows:

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
Cost of investments	$48,337,976	$6,470,178	$70,898,218
Gross unrealized appreciation	$9,622,492	$1,702,701	$14,557,321
Gross unrealized depreciation	(195,774)	(333,153)	(7,032,369)
Net unrealized appreciation/depreciation	9,426,718	1,369,548	7,524,952
Undistributed ordinary income	—	5,074	146,503
Other accumulated losses	(1,547,743)	(5,325,528)	(104,466,350	)(a)
Total distributable earnings (accumulated losses)	$7,878,975	$(3,950,906)	$(96,794,895)

(a)	Includes other accumulated losses related to post 30-day wash sales of $953,086 and foreign currency translation of $15,562 that are not eligible to offset future capital gains.

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

At March 31, 2024, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-In Capital
Siren DIVCON Leaders Dividend ETF	$(949,877)	$949,877
Siren DIVCON Dividend Defender ETF	$(394,227)	$394,227
Siren Nasdaq NexGen Economy ETF	$(3,270,025)	$3,270,025

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.

At March 31, 2024, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term Losses		Non-Expiring Long-Term Losses	Total
Siren DIVCON Leaders Dividend ETF	$1,547,743		$—	$1,547,743
Siren DIVCON Dividend Defender ETF	$5,325,528	(a)	$—	$5,325,528
Siren Nasdaq NexGen Economy ETF	$71,363,042		$32,134,660	$103,497,702

(a)

Includes losses of $760,247 that are subject to IRC Section 382 limitation as a result of the Fund’s merger with Reality Shares DIVCON Dividend Guard ETF. Utilization of these carry forwards is limited to a maximum of $164,767 per year.

During the fiscal year ended March 31, 2024, the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF and Siren Nasdaq NexGen Economy ETF utilized short-term capital loss carryforwards of $1,147,377, $165,927 and $4,849,263, respectively.

Siren ETF Trust

Notes to Financial Statements

March 31, 2024 (Continued)

9.	Rule 12b-1 Plan

The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

As of March 31, 2024, the Funds have not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Funds would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds.

10.	Principal Risks

In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some risk factors affecting your investments in the Funds are set forth below:

Investments in Other Investment Companies: A Fund may invest in other investment companies, including those managed by the Adviser, to the extent permitted by Sections 12(d)(1)(F) or (G) of the 1940 Act or any rule under the 1940 Act or any interpretation thereunder or order granted by the SEC. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When a Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. As of March 31, 2024, 9.5% of DFND’s net assets were invested in the First American Government Obligations Fund, a money market fund.

Counterparty Risk: Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Foreign Exchange Rate Risk: (for the Siren Nasdaq NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Siren ETF Trust

Notes to Financial Statements

March 31, 2024 (Continued)

Foreign Issuer Exposure Risk: The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities is subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.

Short Sales Risk: (for the Siren DIVCON Dividend Defender ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. To the extent a fund invests in illiquid securities, such investments may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a fund’s portfolio, the ability of the fund to assign an accurate daily value to these investments may be difficult.

11.	Subsequent Events

In preparing these financial statements, the Funds have evaluated events after March 31, 2024 and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

Siren ETF Trust

Report of Independent Registered Public Accounting Firm

March 31, 2024

To the Shareholders and Board of Trustees of Siren ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren NASDAQ NexGen Economy ETF (the “Funds”), each a series of Siren ETF Trust, as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes. In addition, we have audited the financial highlights for the Funds for each of the years in the two-year period ended October 31, 2020 (the above are collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended and for each of the periods noted above, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended March 31, 2022, and for the period November 1, 2020 to March 31, 2021, were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023 as part of the Siren ETF Trust and previously served as the Funds’ auditor from 2018 through 2020 as part of the Reality Shares Trust.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
May 24, 2024

Siren ETF Trust

Expense Example

March 31, 2024 (Unaudited)

As a shareholder of one or more Funds of the Siren ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples in the table below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Siren ETF Trust

Expense Example

March 31, 2024 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE 3/31/2024	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD PER $1,000*
Siren DIVCON Leaders Dividend ETF
Actual Fund Return	$1,000.00	$1,211.50	0.43%	$2.38
Hypothetical 5% Return	$1,000.00	$1,022.85	0.43%	$2.17
Siren DIVCON Dividend Defender ETF
Actual Fund Return	$1,000.00	$1,136.70	1.60%	$8.55
Hypothetical 5% Return	$1,000.00	$1,017.00	1.60%	$8.07
Siren Nasdaq NexGen Economy ETF
Actual Fund Return	$1,000.00	$1,459.40	0.68%	$4.18
Hypothetical 5% Return	$1,000.00	$1,021.60	0.68%	$3.44

*	Actual expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 183/366 to reflect the six-month period.

Siren ETF Trust

Trustees and Officers of the Trust

As of March 31, 2024 (Unaudited)

The following charts list and provide certain information regarding the Trustees and Officers of the Trust as of March 31, 2024. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling (866) 829-5457.

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustee
Scott Freeze(4) (Born: 1970)	Trustee (since 2020)	Founder and President, Street One Financial, LLC, a trading firm, since 2009.	3	None.
Independent Trustees
Alexander Castillo (Born: 1988)	Trustee (since 2020)	Founder and President, Sandcastle Homecare since 2014.	3	None.
Michael J. Dillon (Born: 1969)	Trustee (since 2020)	Clinic Director, ATI Physical Therapy since 2004.	3	None.
Sonica Kearney (Born: 1972)	Trustee (since 2020)	Head of Access (US), Redburn (USA) LLC, a broker-dealer, since 2013. Head of HR (US), Redburn (USA) LLC from 2008 to 2018.	3	None.
Andrew Kushner (Born: 1971)	Trustee (since 2020)	President, Citrus Sales Corp. since 2014. President, All Beverage Corp. since 2004.	3	None.
Christopher R. Zapalski (Born: 1977)	Trustee (since 2020)	Accountant and Attorney, Zapalski Law since 2002.	3	None.

(1)	Unless otherwise noted, the business address of each Trustee is 2600 Philmont Avenue, Suite 215, Huntingdon Valley, Pennsylvania 19006.

(2)	Each Trustee shall serve until death, resignation or removal.

(3)	The term “Fund Complex” refers to the Trust.

(4)	Mr. Freeze may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his affiliation with the Adviser.

Siren ETF Trust

Trustees and Officers of the Trust

As of March 31, 2024 (Unaudited) (Continued)

Name and Age	Position with Trust and Length of Term(1)	Principal Occupations in Past 5 Years
Scott Freeze (2) (Born: 1970)	President (since 2020)	Founder and President, Street One Financial, LLC, a trading firm, 2009 to Present.
Troy Statczar (3) (Born: 1971)	Treasurer (since 2020)

Senior Director, PFO Services, Foreside Fund Officer Services, LLC, January 2020 to Present; Director, Fund Administration, Thornburg Investment Management, April 2017 – June 2018; Director, U.S. Operations, Henderson Global Investors, July 2008 – April 2017.

Michael Blaszczyk (2) (Born: 1981)	Secretary (since 2020)	Sales Trader, Street One Financial, LLC, January 2014 to Present.
Robert Spengler (3) (Born: 1980)	Chief Compliance Officer (since 2023)

Senior Principal Consultant, Foreside Fund Officer Services, LLC, December 2020 - Present; Vice President, Compliance and Regulatory Consulting, Duff & Phelps, June 2018 - December 2020; Compliance Manager, Compliance Consulting, Cipperman Compliance Services, LLC, September 2014 - June 2018.

(1)	Each officer shall serve until death, resignation or removal.

(2)	The business address of Scott Freeze and Michael Blaszczyk is 2600 Philmont Avenue, Suite 215, Huntingdon Valley, Pennsylvania 19006.

(3)	The business address of Troy Statczar and Robert Spengler is Three Canal Plaza, Suite 100, Portland, ME 04101.

Siren ETF Trust

Additional Information

March 31, 2024 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended March 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	65.38%
Siren Nasdaq NexGen Economy ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2024 was as follows:

Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	61.30%
Siren Nasdaq NexGen Economy ETF	80.29%

Short Term Cap Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Siren DIVCON Leaders Dividend ETF	0.00%
Siren DIVCON Dividend Defender ETF	0.00%
Siren Nasdaq NexGen Economy ETF	0.00%

Siren ETF Trust

Additional Information

March 31, 2024 (Unaudited)(Continued)

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.sirenetfs.com.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Disclosure of Portfolio Holdings

Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.sirenetfs.com. Information on how the Funds voted proxies relating to portfolio securities during the available without charge, upon request, by calling (800) SEC-0330 or by accessing the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30.

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(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Christopher R. Zapalski is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant to the Registrant during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2024	FYE 03/31/2023
( a ) Audit Fees	$40,500	$39,000
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$9,000	$12,000
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 03/31/2024	FYE 03/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 03/31/2024	FYE 03/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Alexander Castillo, Michael J. Dillon, Sonica Kearney, Andrew Kushner and Christopher R. Zapalski.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	June 3, 2024

By (Signature and Title)	/s/ Troy Statczar
Troy Statczar, Treasurer/Principal Financial Officer

Date	June 5, 2024